Commitments and Contingencies - Summary of Future Minimum Rental Commitments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 23,577
2016	22,092
2017	19,028
2018	16,570
2019	11,095
Thereafter	36,724
Total	$ 129,086